REVENUES - Summary of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenues	$ 21,720	$ 10,632
US
REVENUES
Revenues	13,196
Canada
REVENUES
Revenues	13,196
UK
REVENUES
Revenues	7,325	10,316
Other
REVENUES
Revenues	1,199	316
Jet Talk [Member]
REVENUES
Revenues	$ 3,116	$ 7,279
Percentage of revenues	14.00%	68.00%
Airbus
REVENUES
Revenues	$ 3,256	$ 3,683
Percentage of revenues	15.00%	35.00%
Telesat
REVENUES
Revenues	$ 8,400
Percentage of revenues	39.00%
iDirect
REVENUES
Revenues	$ 2,074
Percentage of revenues	10.00%